Document and Entity Information	Feb. 16, 2021
Cover [Abstract]
Entity Registrant Name	CROWN CASTLE INTERNATIONAL CORP
Amendment Flag	false
Entity Central Index Key	0001051470
Document Type	8-K
Document Period End Date	Feb. 16, 2021
Entity Incorporation State Country Code	DE
Entity File Number	001-16441
Entity Tax Identification Number	76-0470458
Entity Address, Address Line One	1220 Augusta Drive
Entity Address, Address Line Two	Suite 600
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77057-2261
City Area Code	(713)
Local Phone Number	570-3000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.01 par value
Trading Symbol	CCI
Security Exchange Name	NYSE
Entity Emerging Growth Company	false